Condensed Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (19,907,439)	$ (941,012)	$ (2,490,499)	$ (3,052,779)
Adjustments to reconcile net cash used in operating activities:
Depreciation	386,468	372,802	751,783	837,858
Stock-based compensation	14,578,468	130,000	360,000	1,434,165
Write down of assets				103,837
Changes in operating assets and liabilities:
Prepaid expenses and other assets	62,700	11,070	(149,153)	39,276
Accounts payable	1,252,950	(81,929)	(30,403)	97,592
Accrued liabilities	87,580	5,525	(98,303)	26,714
Net cash used in operating activities	(3,539,273)	(503,544)	(1,656,575)	(513,337)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant, and equipment	(2,614,319)		(302,717)
Net cash used in investing activities	(2,614,319)		(302,717)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from due to related party		11,299	122,514	382,600
Proceeds from related party line of credit	2,000,000
Payments to related party			(112,920)
Proceeds from sale of stock	3,050,000	1,779,999	3,130,000	233,000
Net cash provided by financing activities	5,050,000	1,791,298	3,139,594	615,600
NET (DECREASE) INCREASE IN CASH	(1,103,592)	1,287,754	1,180,302	102,263
CASH, BEGINNING OF PERIOD	1,282,565	102,263	102,263
CASH, END OF PERIOD	178,973	1,390,017	1,282,565	102,263
CASH PAID FOR
Interest			1,568
Taxes
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued for intangible assets				1,000
Common stock issued for merger agreements				103,837
Common stock issued for acquisition of assets				$ 15,000